SEGMENT REPORTING - Disaggregated Revenue (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	$ 76,571	$ 53,270	$ 70,615
Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	67,802	47,686	63,684
Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	4,819	2,475	2,674
By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,357	808	1,158
Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	2,593	2,301	3,099
Operating segments | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	12,492	13,438	18,590
Operating segments | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	10,830	5,613	6,980
Operating segments | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	43,200	27,989	37,487
Operating segments | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	8,392	5,034	6,506
Operating segments | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,640	1,185	981
Operating segments | Steel sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	12,127	12,791	17,669
Operating segments | Steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	10,225	5,226	6,467
Operating segments | Steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	38,302	25,437	33,759
Operating segments | Steel sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	7,148	4,232	5,789
Operating segments | Steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Operating segments | Non-steel sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1	141	233
Operating segments | Non-steel sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	202	108	112
Operating segments | Non-steel sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	2,240	620	1,130
Operating segments | Non-steel sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	769	452	254
Operating segments | Non-steel sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,607	1,154	945
Operating segments | By-product sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	132	83	114
Operating segments | By-product sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	111	82	93
Operating segments | By-product sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	943	553	816
Operating segments | By-product sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	171	90	135
Operating segments | By-product sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Operating segments | Other sales | NAFTA
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	232	423	574
Operating segments | Other sales | Brazil
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	292	197	308
Operating segments | Other sales | Europe
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	1,715	1,379	1,782
Operating segments | Other sales | Africa and Commonwealth of Independent States ("ACIS")
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	304	260	328
Operating segments | Other sales | Mining
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	33	31	36
Others
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	17	11	71
Others | Steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Others | Non-steel sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Others | By-product sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	0	0	0
Others | Other sales
Disclosure of disaggregation of revenue from contracts with customers [line items]
Sales	$ 17	$ 11	$ 71